PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel Expenses Details Abstract
Salaries	$ 689	$ 518	$ 305
Employer contributions	54	48	31
Short-term employee benefits	16	49	18
Stock-based compensation	3,011	3,883	6,072
Total	$ 3,770	$ 4,498	$ 6,426